Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.42

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
2024120617	XXX	Loan Type	Conventional	Non-QM	Loan is a non-QM loan, unable to determine the source of the tape value.
2024120617	XXX	Total Debt to Income Ratio	XXX%	XXX%	Non-material variance due to minor income calculation difference.
2024120617	XXX	U/W Doc Type	XXX Bank Statement-Business	XXX Bank Statement-Business	XXX month bank statement per 1008 (pg 12). Source of tape value is unknown.
2024120602	XXX	Total Debt to Income Ratio	XXX%	XXX%	Variance < XXX% is non-material.
2024120601	XXX	Property Type	XXX- Detached	XXX - Detached	Per Mortgage and Appraisal, property type is XXX - Detached.
2024120601	XXX	Total Debt to Income Ratio	XXX%	XXX%	Variance appears to be due to the lender doubling the the property taxes for non-subject XXX. Review verified per tax bill.
2024120616	XXX	Property Type	XXX - Detached	XXX - Detached	Per the appraisal property is a detached XXX.
2024120616	XXX	Loan Type	Conventional	Non-QM	Loan type is verified as a Non-QM.
2024120616	XXX	Total Debt to Income Ratio	XXX%	XXX%	Variance < XXX% is non-material.
2024120419	XXX	Loan Type	Conventional	Non-QM	Alt doc loan program is non-qm.
2024120419	XXX	Total Debt to Income Ratio	XXX%	XXX%	Review DTI is XXX%. Tape value is XXX%. No material variance.